Financial instruments and financial risk management (Details 1) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	$ 29,122,288	$ 17,771,949
Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	29,221,349	18,102,872
Trade receivables
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	7,918	51,164
Trade payables
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	$ (106,979)	$ (382,087)